Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2024
Variable Interest Entities [Abstract]
Assets and Liabilities of Variable Interest Entities
The following tables present the assets and liabilities of consolidated VIEs recorded on the accompanying consolidated balance sheets at March 31, 2023 and 2024:

Consolidated VIEs	Consolidated assets
At March 31, 2023:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,388,845	¥71,649	¥34,521	¥47,606	¥1,027,862	¥6,185,514	¥21,693
Investment funds	1,331,962	—	46,157	359,777	65,204	—	860,824
Special purpose entities created for structured financing	248,952	—	2,593	8,624	—	135,606	102,129
Repackaged instruments	243,513	7,882	—	167,007	53,617	15,007	—
Securitization of the MUFG Group’s assets	10,389,398	—	1,434	—	—	10,371,275	16,689
Trust arrangements	8,176,795	—	—	833,864	1,514,530	5,828,397	4
Other	62,109	584	3,952	14,606	16,159	2,822	23,986
Total consolidated assets before elimination	27,841,574	80,115	88,657	1,431,484	2,677,372	22,538,621	1,025,325
The amounts eliminated in consolidation	(6,739,954)	(71,872)	(36,626)	(63,556)	(600,635)	(5,940,036)	(27,229)
Total consolidated assets	¥21,101,620	¥8,243	¥52,031	¥1,367,928	¥2,076,737	¥16,598,585	¥998,096

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,364,030	¥—	¥5,587,813	¥1,367,234	¥408,983
Investment funds	830,751	—	817,292	7,407	6,052
Special purpose entities created for structured financing	127,768	—	—	109,352	18,416
Repackaged instruments	245,829	—	—	230,285	15,544
Securitization of the MUFG Group’s assets	10,418,160	—	—	10,154,662	263,498
Trust arrangements	8,176,907	6,408,837	840,690	—	927,380
Other	56,902	—	1,456	31,900	23,546
Total consolidated liabilities before elimination	27,220,347	6,408,837	7,247,251	11,900,840	1,663,419
The amounts eliminated in consolidation	(16,102,106)	(302)	(3,696,647)	(11,469,378)	(935,779)
The amount of liabilities with recourse to the general credit of the MUFG Group	(10,503,305)	(6,408,535)	(3,505,172)	(25,033)	(564,565)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥614,936	¥—	¥45,432	¥406,429	¥163,075

Consolidated VIEs	Consolidated assets
At March 31, 2024:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥8,186,919	¥66,761	¥33,826	¥45,689	¥860,760	¥7,045,964	¥133,919
Investment funds	1,662,843	1,759	30,748	337,619	77,334	—	1,215,383
Special purpose entities created for structured financing	247,908	—	3,820	—	—	143,688	100,400
Repackaged instruments	296,435	9,892	—	137,795	132,951	15,000	797
Securitization of the MUFG Group’s assets	10,447,956	—	1,664	—	—	10,428,225	18,067
Trust arrangements	5,352,775	—	—	803,348	1,811,498	2,737,908	21
Other	85,008	470	5,366	14,059	38,219	2,481	24,413
Total consolidated assets before elimination	26,279,844	78,882	75,424	1,338,510	2,920,762	20,373,266	1,493,000
The amounts eliminated in consolidation	(3,671,326)	(68,736)	(41,258)	(72,217)	(600,219)	(2,859,135)	(29,761)
Total consolidated assets	¥22,608,518	¥10,146	¥34,166	¥1,266,293	¥2,320,543	¥17,514,131	¥1,463,239

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥8,162,014	¥—	¥6,331,278	¥1,371,157	¥459,579
Investment funds	1,147,832	—	1,136,495	8,772	2,565
Special purpose entities created for structured financing	136,089	—	—	117,806	18,283
Repackaged instruments	301,045	—	—	287,192	13,853
Securitization of the MUFG Group’s assets	10,460,439	—	—	10,454,694	5,745
Trust arrangements	5,352,880	3,292,449	1,131,120	—	929,311
Other	78,350	—	966	54,159	23,225
Total consolidated liabilities before elimination	25,638,649	3,292,449	8,599,859	12,293,780	1,452,561
The amounts eliminated in consolidation	(16,806,678)	(432)	(4,242,371)	(11,888,346)	(675,529)
The amount of liabilities with recourse to the general credit of the MUFG Group	(8,275,680)	(3,292,017)	(4,311,280)	(26,417)	(645,966)
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥556,291	¥—	¥46,208	¥379,017	¥131,066
The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2023 and 2024:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2023:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥41,001,958	¥8,062,589	¥6,384,079	¥21,719	¥2,205,877	¥4,142,995	¥13,488	¥10,823	¥10,823
Investment funds	55,386,213	4,930,989	3,446,109	262,312	120,436	2,710,177	353,184	27,606	27,606
Special purpose entities created for structured financing	54,543,066	5,864,814	3,907,598	80,382	39,357	3,749,670	38,189	208,100	208,100
Repackaged instruments	9,034,058	4,372,581	4,117,969	944,795	2,641,384	386,793	144,997	2,230	2,230
Other	87,989,676	3,989,548	2,761,087	146,286	7,552	2,523,976	83,273	46,354	46,354
Total	¥247,954,971	¥27,220,521	¥20,616,842	¥1,455,494	¥5,014,606	¥13,513,611	¥633,131	¥295,113	¥295,113

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2024:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥39,009,182	¥9,223,412	¥7,284,351	¥13,184	¥2,147,351	¥5,123,816	¥—	¥3,860	¥3,860
Investment funds	140,717,674	7,385,746	4,757,037	321,000	300,803	3,719,748	415,486	16,172	16,172
Special purpose entities created for structured financing	72,097,637	7,695,707	5,333,648	92,261	61,114	5,134,955	45,318	251,036	251,036
Repackaged instruments	10,205,539	5,144,654	5,004,762	1,683,889	2,592,589	497,156	231,128	—	—
Other	96,343,162	4,594,025	3,234,286	261,745	—	2,871,454	101,087	17,651	17,651
Total	¥358,373,194	¥34,043,544	¥25,614,084	¥2,372,079	¥5,101,857	¥17,347,129	¥793,019	¥288,719	¥288,719